INTANGIBLE ASSETS AND GOODWILL (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure Text Block [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
Intangible assets consisted of the following as of September 30, 2016:

	Gross	Accumulated Amortization	Net	Estimated Life (in years)
Customer relationship intangible	$1,000,000	$151,782	$848,218	10
Marketing-related intangibles	200,000	60,712	139,288	5
Non-compete agreements	500,000	252,968	247,032	3
Chiefton brand and graphic designs	69,400	35,270	34,130	2
Intangible assets, net	$1,769,400	$500,732	$1,268,668

Intangible assets consisted of the following as of December 31, 2015:

	Gross	Accumulated Amortization	Net	Estimated Life (in years)
Customer relationships	$1,000,000	$76,712	$923,288	10
Marketing-related	200,000	30,685	169,315	5
Non-compete agreements	500,000	127,854	372,146	3
Chiefton brand and graphic designs	69,400	9,222	60,178	2
Intangible assets, net	$1,769,400	$244,473	$1,524,927

Finite-lived Intangible Assets Amortization Expense [Table Text Block]	Estimated amortization expense for the next five years is as follows:

Year ending December 31
2016	$342,302
2017	203,739
2018	140,000
2019	140,000
2020	140,000